Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend income
Dividend income	$ 235	$ 210	$ 150
Financial assets held for trading
Dividend income
Dividend income			5
Financial assets designated at fair value through profit or loss
Dividend income
Dividend income	44	33
Financial assets available for sale
Dividend income
Dividend income			145
Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	191	177
NAFTRAC (Exchange-traded fund or ETF) | Financial assets held for trading
Dividend income
Dividend income			2
NAFTRAC (Exchange-traded fund or ETF) | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income	36	18
Grupo Cementos de Chihuahua, S.A.B. de C.V [Member] | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income	7	11
America Movil, S.A.B, de C.V. | Financial assets held for trading
Dividend income
Dividend income			1
America Movil, S.A.B, de C.V. | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income		1
Grupo Mexico, S.A.B. de C.V. | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income		1
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets held for trading
Dividend income
Dividend income			1
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income	1	1
Controladora Prosa, S.A. de C.V. | Financial assets available for sale
Dividend income
Dividend income			62
Controladora Prosa, S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	54	50
Trans Union de Mexico, S.A. | Financial assets available for sale
Dividend income
Dividend income			83
Trans Union de Mexico, S.A. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	93	88
Bolsa Mexicana de Valores, S.A.B, de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	25	21
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	18	17
Others | Financial assets held for trading
Dividend income
Dividend income			$ 1
Others | Financial assets designated at fair value through profit or loss
Dividend income
Dividend income		1
Others | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	$ 1	$ 1